Derivative warrant liabilities and earnouts liabilities - Series A and Series B Warrant (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Opening balance	$ 43,893,909
Ending balance	11,629,967	$ 43,893,909
Derivatives warrant liabilities
Financial liabilities
Opening balance	1,317,091
Recognized pursuant to the reverse acquisition transaction		35,487,284
Change in fair value during the year	(1,210,671)	(34,170,193)
Ending balance	$ 106,420	$ 1,317,091